UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                8/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $      634,387
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778    1,087    27,050          SOLE                   27,050      0       -
BIODELIVERY SCIENCES INTL IN COM              09060J106      166    37,000          OTHER                  37,000      0       -
ELEPHANT TALK COMM CORP      COM NEW          286202205       31    18,250          OTHER                  18,250      0       -
FINANCIAL INSTNS INC         COM              317585404      315    18,646          OTHER                  18,646      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108    5,105   667,281          OTHER                   2,607      0 664,674
GENERAL ELECTRIC CO          COM              369604103      367    17,628          OTHER                  17,628      0       -
INTEL CORP                   COM              458140100      232     8,696          OTHER                   8,696      0       -
ISHARES GOLD TRUST           ISHARES          464285105    1,867   120,000          SOLE                  120,000      0       -
ISHARES TR                   BARCLYS TIPS BD  464287176   10,160    84,879          SOLE                   81,014      0   3,865
ISHARES TR                   S&P 500 INDEX    464287200   64,049   468,362          SOLE                  418,737      0  49,625
ISHARES TR                   BARCLY USAGG B   464287226      605     5,440          SOLE                    5,440      0       -
ISHARES TR                   MSCI EMERG MKT   464287234      492    12,581          SOLE                   12,581      0       -
ISHARES TR                   IBOXX INV CPBD   464287242      630     5,355          SOLE                    5,355      0       -
ISHARES TR                   S&P500 GRW       464287309    4,872    66,275          SOLE                   64,550      0   1,725
ISHARES TR                   S&P 500 VALUE    464287408   10,847   174,158          SOLE                  171,108      0   3,050
ISHARES TR                   BARCLYS 7-10 YR  464287440    1,738    16,100          SOLE                   16,100      0       -
ISHARES TR                   BARCLYS 1-3 YR   464287457    1,278    15,150          SOLE                   15,150      0       -
ISHARES TR                   MSCI EAFE INDEX  464287465    8,480   169,739          SOLE                  162,614      0   7,125
ISHARES TR                   S&P MIDCAP 400   464287507   74,713   793,380          SOLE                  771,855      0  21,525
ISHARES TR                   S&P MC 400 GRW   464287606    3,998    37,768          SOLE                   37,768      0       -
ISHARES TR                   RUSSELL1000GRW   464287614    1,300    20,555          SOLE                   20,555      0       -
ISHARES TR                   S&P MIDCP VALU   464287705    3,484    42,681          SOLE                   42,681      0       -
ISHARES TR                   S&P SMLCAP 600   464287804   61,715   842,295          SOLE                  821,445      0  20,850
ISHARES TR                   S&P SMLCP VALU   464287879    3,289    44,255          SOLE                   43,505      0     750
ISHARES TR                   S&P SMLCP GROW   464287887    4,187    51,869          SOLE                   51,094      0     775
ISHARES TR                   AGENCY BD FD     464288166    1,401    12,350          SOLE                   12,350      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323    1,775    16,010          SOLE                   13,310      0   2,700
ISHARES TR                   BARCLYS MBS BD   464288588    2,797    25,795          SOLE                   25,795      0       -
ISHARES TR                   BARCLYS 1-3YR CR 464288646    2,105    20,107          SOLE                   20,107      0       -
ISHARES TR                   BARCLYS 3-7 YR   464288661    2,966    24,110          SOLE                   24,110      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869    5,285   105,620          SOLE                  101,870      0   3,750
ISHARES TR                   MSCI VAL IDX     464288877    1,811    42,651          SOLE                   41,351      0   1,300
JOHNSON & JOHNSON            COM              478160104      357     5,287          OTHER                   5,287      0       -
JPMORGAN CHASE & CO          COM              46625h100      533    14,917          OTHER                  14,917      0       -
KIMBERLY CLARK CORP          COM              494368103      317     3,785          OTHER                   3,785      0       -
M & T BK CORP                COM              55261f104      232     2,805          OTHER                   2,805      0       -
MICROSOFT CORP               COM              594918104      223     7,305          OTHER                   7,305      0       -
PAYCHEX INC                  COM              704326107    3,142   100,030          OTHER                 100,030      0       -
PEPSICO INC                  COM              713448108      239     3,384          OTHER                   3,384      0       -
PIMCO ETF TR                 1-5 US TIP IDX   72201R205    1,014    19,000          SOLE                   19,000      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105   11,173   433,885          SOLE                  422,135      0  11,750
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102    2,687   109,200          SOLE                  109,200      0       -
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    2,767   113,475          SOLE                  111,375      0   2,100
RYDEX ETF TRUST              GUG S&P500 PU VA 78355W304      880    30,015          SOLE                   26,065      0   3,950
SCHLUMBERGER LTD             COM              806857108      208     3,212          OTHER                   3,212      0       -
SCHWAB STRATEGIC TR          EMRG MKTEQ ETF   808524706      240    10,259          SOLE                   10,259      0       -
SCHWAB STRATEGIC TR          INTL EQTY ETF    808524805    2,121    87,753          SOLE                   87,753      0       -
SCHWAB STRATEGIC TR          US AGGREGATE B   808524839      476     9,084          SOLE                    9,084      0       -
SCHWAB STRATEGIC TR          US REIT ETF      808524847      217     7,128          SOLE                    7,128      0       -
SCHWAB STRATEGIC TR          US TIPS ETF      808524870      206     3,598          SOLE                    3,598      0       -
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109   27,758   216,099          SOLE                  208,649      0   7,450
SPDR GOLD TRUST              GOLD SHS         78463V107    1,787    11,515          SOLE                   11,515      0       -
SPDR INDEX SHS FDS           GLB NAT RESRCE   78463X541    1,332    28,000          SOLE                   28,000      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF   78463X756    2,173    52,145          SOLE                   49,645      0   2,500
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863   17,794   483,786          SOLE                  472,086      0  11,700
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871    2,709   104,963          SOLE                  100,588      0   4,375
SPDR S&P 500 ETF TR          TR UNIT          78462F103  144,417 1,061,072          SOLE                1,039,897      0  21,175
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107      581     3,390          SOLE                    3,390      0       -
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417      225     5,700          SOLE                    5,700      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607   34,753   476,793          SOLE                  464,918      0  11,875


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680    3,069    67,000          SOLE                   67,000      0       -
SPDR SERIES TRUST            S&P BK ETF       78464A797    8,990   407,873          SOLE                  406,098      0   1,775
VANGUARD BD INDEX FD INC     SHORT TRM BOND   921937827      715     8,814          SOLE                    8,814      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835   31,179   369,510          SOLE                  352,560      0  16,950
VANGUARD INDEX FDS           REIT ETF         922908553    4,596    70,246          SOLE                   69,571      0     675
VANGUARD INDEX FDS           MID CAP ETF      922908629    1,508    19,535          SOLE                   17,885      0   1,650
VANGUARD INDEX FDS           LARGE CAP ETF    922908637    5,229    84,210          SOLE                   73,610      0  10,600
VANGUARD INDEX FDS           SMALL CP ETF     922908751      746     9,805          SOLE                    7,205      0   2,600
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775      249     6,070          SOLE                    6,070      0       -
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    4,082   102,238          SOLE                   98,363      0   3,875
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF    921943858   30,316   960,272          SOLE                  922,972      0  37,300


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